Shareholders' equity, Treasury Shares (Details) - Common Shares [Member] - shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Treasury shares [Abstract]
Treasury shares (in shares)	60,974	14,573,890
Cancellation of treasury shares (in shares)	12,721,253